Net (Loss) Income Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Earnings Per Share [Abstract]
Net (loss) income attributable to the shareholders of Teekay Corporation	$ (12,582)	$ 6,072	$ (137,990)	$ (120,520)
The Company's portion of the Inducement Premium and Exchange Contribution charged to retained earnings by Teekay Offshore (note 10e)	0	0	0	(4,993)
Net (loss) income attributable to the shareholders of Teekay Corporation - basic and diluted	$ (12,582)	$ 6,072	$ (137,990)	$ (125,513)
Weighted average number of common shares	86,261,330	84,887,101	86,232,315	76,887,689
Dilutive effect of stock-based compensation (shares)	0	86,644	0	0
Common stock and common stock equivalents (in shares)	86,261,330	84,973,745	86,232,315	76,887,689
(Loss) income per common share:
Basic (in usd per share)	$ (0.15)	$ 0.07	$ (1.60)	$ (1.63)
Diluted (in usd per share)	$ (0.15)	$ 0.07	$ (1.60)	$ (1.63)